Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Net cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipments,net [Line Items]
Opening balance	$ 1,847,615	$ 1,949,555
Balance as of December	1,754,372	1,847,615	$ 1,949,555
IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Balance as of December	6,185
Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	840,454	855,881
Balance as of December	1,038,294	840,454	855,881
Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	5,602,902	5,678,424
Balance as of December	5,690,851	5,602,902	5,678,424
Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		95,728
Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	3,727,403	3,596,342
Additions	133,070	172,509
Sales and disposals	(48,153)	(9,725)
Sales	45,772	9,908
Balance as of December	3,781,326	3,727,403	3,596,342
Gross carrying amount [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Balance as of December	18,528
Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	4,309,213	4,240,611
Additions	344,415	144,911
Sales and disposals	(85,069)	(73,878)
Transfer/Other changes	(1,372)	(2,431)
Balance as of December	4,567,187	4,309,213	4,240,611
Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	8,166,652	7,758,870
Additions	488,578	468,912
Adjustments and reclassifications	39,238	(32,017)
Sales and disposals	(36,886)	(29,113)
Transfer/Other changes	0	0
Balance as of December	8,753,310	8,166,652	7,758,870
Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		95,728
Gross carrying amount [Member] | Land [Member]
Property, plant and equipments,net [Line Items]
Opening balance	21,761	22,690
Additions	630	783
Sales and disposals		(462)
Sales	(135)
Balance as of December	17,517	21,761	22,690
Gross carrying amount [Member] | Land [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	9,459	9,459
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	7,594	0
Balance as of December	17,053	9,459	9,459
Gross carrying amount [Member] | Land [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	24,663	24,467
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	(80)	0
Transfer/Other changes	322	196
Balance as of December	24,905	24,663	24,467
Gross carrying amount [Member] | Land [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Gross carrying amount [Member] | Land improvements [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	36,454	36,454
Additions	0	0
Sales and disposals	(7,472)	0
Transfer/Other changes	0	0
Balance as of December	28,982	36,454	36,454
Gross carrying amount [Member] | Buildings and constructions [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	298,328	297,798
Additions	0	0
Sales and disposals	(26,556)	0
Transfer/Other changes	(218)	530
Balance as of December	271,554	298,328	297,798
Gross carrying amount [Member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	2,449,577	2,370,042
Additions	0	0
Adjustments and reclassifications	544	41,089
Sales and disposals	(4,769)	(9,644)
Transfer/Other changes	102,772	48,090
Balance as of December	2,548,124	2,449,577	2,370,042
Gross carrying amount [Member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Gross carrying amount [Member] | Machinery and equipment
Property, plant and equipments,net [Line Items]
Opening balance	958,466	929,023
Additions	12
Sales and disposals	(30,235)	(182)
Sales	(38,322)	9,205
Balance as of December	912,704	958,466	929,023
Gross carrying amount [Member] | Machinery and equipment | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	244,560	286,865
Additions	0	0
Sales and disposals	(46,286)	(72,442)
Transfer/Other changes	18,598	30,137
Balance as of December	216,872	244,560	286,865
Gross carrying amount [Member] | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	4,694,050	4,553,508
Additions	0	0
Adjustments and reclassifications	(544)	(41,089)
Sales and disposals	(30,482)	(19,426)
Transfer/Other changes	191,589	201,057
Balance as of December	4,854,613	4,694,050	4,553,508
Gross carrying amount [Member] | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Gross carrying amount [Member] | Leach pads [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	1,723,270	1,722,786
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	93,956	484
Balance as of December	1,817,226	1,723,270	1,722,786
Gross carrying amount [Member] | Vehicles [Member]
Property, plant and equipments,net [Line Items]
Opening balance	10,885	9,946
Additions	33	42
Sales and disposals	(540)	(138)
Sales	(1,856)	510
Balance as of December	8,892	10,885	9,946
Gross carrying amount [Member] | Vehicles [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	9,921	11,024
Additions	0	0
Sales and disposals	(1,043)	(1,171)
Transfer/Other changes	524	68
Balance as of December	9,402	9,921	11,024
Gross carrying amount [Member] | Vehicles [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	23,251	20,557
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	(32)	(32)
Transfer/Other changes	3,146	2,726
Balance as of December	26,365	23,251	20,557
Gross carrying amount [Member] | Vehicles [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Gross carrying amount [Member] | Fixtures and fittings [Member]
Property, plant and equipments,net [Line Items]
Opening balance	13,306	13,902
Additions	2
Sales and disposals	(1,310)
Sales	(1)	193
Balance as of December	12,010	13,306	13,902
Gross carrying amount [Member] | Fixtures and fittings [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	2,556	2,556
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	2,556	2,556	2,556
Gross carrying amount [Member] | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	949	949
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	949	949	949
Gross carrying amount [Member] | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Gross carrying amount [Member] | Other property, plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	58,924	57,773
Additions	0	0
Sales and disposals	(3,712)	(265)
Transfer/Other changes	4,050	1,416
Balance as of December	59,262	58,924	57,773
Gross carrying amount [Member] | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	25,491	24,977
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	(594)	(11)
Transfer/Other changes	203	525
Balance as of December	25,100	25,491	24,977
Gross carrying amount [Member] | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Gross carrying amount [Member] | Construction in Progress [Member]
Property, plant and equipments,net [Line Items]
Opening balance	56,662	101,122
Additions	44,319	67,096
Sales and disposals	(1,168)	(3,450)
Sales	(78)
Balance as of December	50,365	56,662	101,122
Gross carrying amount [Member] | Construction in Progress [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	444,688	400,410
Additions	184,403	117,636
Sales and disposals	0	0
Transfer/Other changes	(192,392)	(73,358)
Balance as of December	436,699	444,688	400,410
Gross carrying amount [Member] | Construction in Progress [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	185,928	149,661
Additions	271,364	288,861
Adjustments and reclassifications	(1,192)	0
Sales and disposals	0	0
Transfer/Other changes	(298,032)	(252,594)
Balance as of December	158,068	185,928	149,661
Gross carrying amount [Member] | Construction in Progress [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Gross carrying amount [Member] | Mining property [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	37,521	37,521
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	37,521	37,521	37,521
Gross carrying amount [Member] | Right-of-use assets [member]
Property, plant and equipments,net [Line Items]
Additions	3,721
Sales and disposals	(10,897)
Balance as of December	11,352
Gross carrying amount [Member] | Right-of-use assets [member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Balance as of December	18,528
Gross carrying amount [Member] | Right-of-use assets [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Additions	1,045
Sales and disposals	0
Transfer/Other changes	0
Balance as of December	1,045
Gross carrying amount [Member] | Right-of-use assets [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Additions	1,342
Adjustments and reclassifications	(700)
Sales and disposals	(929)
Balance as of December	95,441
Gross carrying amount [Member] | Right-of-use assets [member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		95,728
Gross carrying amount [Member] | Asset retirement and mine closure cost asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	534,398	507,123
Additions	158,967	27,275
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	693,365	534,398	507,123
Gross carrying amount [Member] | Stripping activity asset [Member]
Property, plant and equipments,net [Line Items]
Opening balance	141,726	130,447
Additions	11,545	11,279
Balance as of December	154,090	141,726	130,447
Gross carrying amount [Member] | Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	148,487	148,487
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	3,007	0
Balance as of December	151,494	148,487	148,487
Gross carrying amount [Member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	655,709	478,382
Additions	197,038	177,327
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	852,747	655,709	478,382
Gross carrying amount [Member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Gross carrying amount [Member] | Mine developments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	760,647	722,355
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	63,509	38,292
Balance as of December	824,156	760,647	722,355
Gross carrying amount [Member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	107,034	136,327
Additions	18,834	2,724
Adjustments and reclassifications	41,130	(32,017)
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	166,998	107,034	136,327
Gross carrying amount [Member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Accumulated amortisation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(3,468,759)	(3,384,730)
Additions	(141,815)	(152,027)
Sales and disposals	81,681	67,998
Transfer/Other changes	0	0
Balance as of December	(3,528,893)	(3,468,759)	(3,384,730)
Accumulated amortisation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(2,563,750)	(2,080,446)
Additions	(534,047)	(511,344)
Adjustments and reclassifications	0	0
Sales and disposals	35,338	28,040
Transfer/Other changes	0	0
Balance as of December	(3,062,459)	(2,563,750)	(2,080,446)
Accumulated amortisation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Accumulated amortisation [Member] | Land improvements [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(35,583)	(35,143)
Additions	(101)	(440)
Sales and disposals	7,369	0
Transfer/Other changes	0	0
Balance as of December	(28,315)	(35,583)	(35,143)
Accumulated amortisation [Member] | Buildings and constructions [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(247,979)	(240,348)
Additions	(5,702)	(7,631)
Sales and disposals	26,579	0
Transfer/Other changes	(973)	0
Balance as of December	(226,129)	(247,979)	(240,348)
Accumulated amortisation [Member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(321,920)	(229,627)
Additions	(76,199)	(96,623)
Adjustments and reclassifications	513	5,184
Sales and disposals	4,722	9,514
Transfer/Other changes	0	0
Balance as of December	(393,910)	(321,920)	(229,627)
Accumulated amortisation [Member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Accumulated amortisation [Member] | Machinery and equipment | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(204,255)	(249,975)
Additions	(21,780)	(20,887)
Sales and disposals	42,978	66,607
Transfer/Other changes	973	0
Balance as of December	(184,030)	(204,255)	(249,975)
Accumulated amortisation [Member] | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(1,786,326)
Additions	(284,097)	(292,656)	(1,517,337)
Adjustments and reclassifications	(513)	(5,184)
Sales and disposals	29,091	18,483
Transfer/Other changes	0	0
Balance as of December	(2,040,819)	(1,786,326)
Accumulated amortisation [Member] | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Accumulated amortisation [Member] | Leach pads [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(1,656,002)	(1,621,266)
Additions	(38,286)	(34,736)
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	(1,694,288)	(1,656,002)	(1,621,266)
Accumulated amortisation [Member] | Vehicles [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(9,855)	(11,024)
Additions	(16)	(2)
Sales and disposals	1,043	1,171
Transfer/Other changes	0	0
Balance as of December	(8,828)	(9,855)	(11,024)
Accumulated amortisation [Member] | Vehicles [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(13,972)	(12,221)
Additions	(1,928)	(1,784)
Adjustments and reclassifications	0	0
Sales and disposals	28	33
Transfer/Other changes	0	0
Balance as of December	(15,872)	(13,972)	(12,221)
Accumulated amortisation [Member] | Vehicles [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Accumulated amortisation [Member] | Fixtures and fittings [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(2,556)	(2,556)
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	(2,556)	(2,556)	(2,556)
Accumulated amortisation [Member] | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(858)	(834)
Additions	(23)	(24)
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	(881)	(858)	(834)
Accumulated amortisation [Member] | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Accumulated amortisation [Member] | Other property, plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(56,522)	(55,914)
Additions	(1,326)	(828)
Sales and disposals	3,712	220
Transfer/Other changes	0	0
Balance as of December	(54,136)	(56,522)	(55,914)
Accumulated amortisation [Member] | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(18,796)	(16,400)
Additions	(1,543)	(2,406)
Adjustments and reclassifications	0	0
Sales and disposals	594	10
Transfer/Other changes	0	0
Balance as of December	(19,745)	(18,796)	(16,400)
Accumulated amortisation [Member] | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Accumulated amortisation [Member] | Mining property [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(29,457)	(29,457)
Additions	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	(29,457)	(29,457)	(29,457)
Accumulated amortisation [Member] | Right-of-use assets [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Additions	(461)
Sales and disposals	0
Transfer/Other changes	0
Balance as of December	(461)
Accumulated amortisation [Member] | Asset retirement and mine closure cost asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(424,008)	(356,345)
Additions	(54,818)	(67,663)
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	(478,826)	(424,008)	(356,345)
Accumulated amortisation [Member] | Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(146,058)	(143,252)
Additions	(1,667)	(2,806)
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	(147,725)	(146,058)	(143,252)
Accumulated amortisation [Member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(398,202)	(285,327)
Additions	(155,530)	(112,875)
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	(553,732)	(398,202)	(285,327)
Accumulated amortisation [Member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		0
Accumulated amortisation [Member] | Mine developments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(656,484)	(639,450)
Additions	(17,658)	(17,034)
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	(674,142)	(656,484)	(639,450)
Accumulated amortisation [Member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	(23,676)	(18,700)
Additions	(3,239)	(4,976)
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Balance as of December	$ (26,915)	(23,676)	$ (18,700)
Accumulated amortisation [Member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member] | IFRS 16 [Member]
Property, plant and equipments,net [Line Items]
Additions		$ 0